SEGMENT INFORMATION - Long-Lived Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Long-Lived Assets [Line Items]
Total long-lived assets	$ 6,865,594	$ 7,050,053	$ 6,097,508
Macau [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	6,330,624	6,355,934	5,366,692
The Philippines [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	533,477	691,729	728,999
Hong Kong and other foreign countries [Member]
Long-Lived Assets [Line Items]
Total long-lived assets	$ 1,493	$ 2,390	$ 1,817